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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08555

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund & Evergreen U.S. Government Money Market Fund, for the quarter ended April 30, 2007. These nine series have a January 31 fiscal year end.

Date of reporting period:	April 30, 2007

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
EDUCATION 3.0%
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	$2,705,000	$2,705,000
Coast Cmnty. College Dist. of California RB, Ser. 45, 3.98%, VRDN, (Liq.: Goldman Sachs Group, Inc. & Insd. by FSA)	2,465,000	2,465,000
Merrill Lynch Puttable Option Tax-Exempt Receipt, 3.99%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	1,135,000	1,135,000

		6,305,000

GENERAL OBLIGATION – LOCAL 7.7%
Clovis, CA Unified Sch. Dist. GO, 3.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	445,000	445,000
Coast Cmnty. College Dist. of California GO, Ser. 58 Z, 3.98%, VRDN, (Insd. by Goldman Sachs Group, Inc.)	5,005,000	5,005,000
Manteca, CA Unified Sch. Dist. GO, Ser. 166, 3.96%, VRDN, (Liq.: BNP Paribas SA & Insd. by MBIA)	7,910,000	7,910,000
Reset Option Certificate Trust GO ROC RR-II-R-647, 3.95%, VRDN, (Insd. by MBIA & Liq.: Wells Fargo & Co.)	2,650,000	2,650,000

		16,010,000

GENERAL OBLIGATION – STATE 6.5%
California GO, PFOTER:
3.97%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
3.98%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,700,000	4,700,000
4.12%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
California GO, ROC RR II-R-622PB, 3.95%, VRDN, (Liq.: PB Capital Corp. & Insd. by AMBAC)	2,470,000	2,470,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 4.13%, VRDN, (Liq.: Societe Generale)	700,000	700,000

		13,595,000

HOSPITAL 1.0%
Glendale, CA Hospital RB, Ser. 590, 3.96%, VRDN, (LOC: MBIA & Liq.: Morgan Stanley)	2,100,000	2,100,000

HOUSING 19.3%
Charter Mac Floating Cert. Trust MHRB, Ser. 24TP, 4.02%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,500,000	3,500,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB:
Ser. M001, Class A, 4.02%, VRDN, (Liq.: FHLMC)	2,938,294	2,938,294
Ser. M007, Class A, 4.02%, VRDN, (Liq.: FHLMC)	11,056,729	11,056,729
Merrill Lynch Puttable Option Tax-Exempt Receipts:
4.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,513,000	4,513,000
Class A, 4.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	850,000	850,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	577,073	577,073
Oakland, CA Redev. Agcy. MHRB, 4.01%, VRDN, (LOC: Lloyds TSB Group plc)	9,000,000	9,000,000
Simi Valley, CA MHRB, 4.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	700,000	700,000

		40,135,096

INDUSTRIAL DEVELOPMENT REVENUE 15.5%
California CDA IDRB, Santos Proj., Ser. A, 4.12%, VRDN, (LOC: California Bank & Trust)	2,990,000	2,990,000
California CDA RB, Triple H Investors Proj., 4.07%, VRDN, (LOC: Union Bank of California)	630,000	630,000
California EDA RB, Killion Inds. Proj., 4.22%, VRDN, (LOC: Union Bank of California)	2,580,000	2,580,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 3.98%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
Haig Precision Manufacturing Corp., 4.15%, VRDN, (SPA: Bank of the West)	2,150,000	2,150,000
Surtec, Inc. Proj., Ser. A, 3.98%, VRDN, (LOC: Comerica, Inc.)	1,995,000	1,995,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 4.17%, VRDN, (LOC: Regions Finl. Corp.)	1,600,000	1,600,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.50%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 3.85%, VRDN, (LOC: JPMorgan Chase & Co.)	1,900,000	1,900,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 4.09%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Riverside Cnty., CA IDA Empowerment Zone Facs. RB, 4.10%, VRDN, (LOC: California Bank & Trust)	$6,290,000	$6,290,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 3.94%, VRDN, (LOC: Union Bank of California)	1,440,000	1,440,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 4.00%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,450,000	1,450,000
Ser. B, 4.00%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 4.08%, VRDN, (LOC: Standard Federal Bank)	1,400,000	1,400,000

		32,200,000

LEASE 2.1%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 4.00%, VRDN, (LOC: Union Bank of California)	4,410,000	4,410,000

MISCELLANEOUS REVENUE 13.4%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B, 4.75%, VRDN, (Gtd. by Dow Chemical Co.)	2,000,000	2,016,304
California Infrastructure EDRB, Society for the Blind Proj., 4.05%, VRDN, (LOC: US Bank, NA)	2,300,000	2,300,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 4.06%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 4.06%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 4.06%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 4.06%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 4.06%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 4.06%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 4.04%, VRDN, (LOC: Bank of America Corp.)	2,470,000	2,470,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%, VRDN, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		27,726,304

PORT AUTHORITY 2.0%
Alameda Corridor Trans. Auth., California RB, 3.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,120,000	4,120,000

RESOURCE RECOVERY 6.6%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 4.00%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Napa Recycling & Waste, Ser. A, 4.00%, VRDN, (LOC: Union Bank of California)	4,675,000	4,675,000
Rewar-Penas Disposal Proj., Ser. A, 4.00%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 4.00%, VRDN, (LOC: Comerica, Inc.)	390,000	390,000

		13,690,000

TOBACCO REVENUE 14.8%
Golden State Tobacco Securities Trust Cert., Ser. 7045, 3.98%, VRDN, (Liq.: Bear Stearns Cos.)	16,500,000	16,500,000
Golden State Tobacco Securitization Corp. of California RB:
PFOTER, 3.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,500,000	4,500,000
Ser. DB195, 3.97%, VRDN, (Insd. by FGIC & LOC: Deutsche Bank AG)	2,080,000	2,080,000
Ser. Z5, 3.98%, VRDN, (Insd. by FSA & LOC: Goldman Sachs Group, Inc.)	2,594,000	2,594,000
Municipal Securities Trust Cert. RBB, Ser. 7021, Class A, 3.97%, VRDN, (Insd. by FGIC & Liq.: Bear Stearns Cos.)	5,000,000	5,000,000

		30,674,000

TRANSPORTATION 1.9%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,870,000	3,870,000

UTILITY 5.3%
California PCRRB, Pacific Gas and Elec. Proj., Ser. 96-C, 4.00%, VRDN, (LOC: JPMorgan Chase Bank)	2,300,000	2,300,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.18%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,800,000	1,800,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R 637CE, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	7,000,000	7,000,000

		11,100,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 0.5%
Hanford, CA Sewer RB, Ser. A, 3.97%, VRDN, (Gtd. by California State Teachers’ Retirement System)	$995,000	$995,000

Total Investments (cost $206,930,400) 99.6%		206,930,400
Other Assets and Liabilities 0.4%		828,699

Net Assets 100.0%		$207,759,099

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of April 30, 2007:

California	79.4%
Puerto Rico	6.1%
Delaware	2.5%
Indiana	1.3%
Tennessee	1.2%
Pennsylvania	1.1%
Texas	1.0%
Georgia	0.8%
Massachusetts	0.3%
New Mexico	0.3%
Non-state specific	6.0%

100.0%

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND † SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 12.4%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 4.01%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	$3,100,000	$3,100,000
Ser. B, 4.01%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 4.21%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 4.21%, VRDN, (Gtd. by Boeing Co.)	14,030,000	14,030,000

		37,040,000

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Bay Cnty., FL RB, Methodist Home for Aging, 4.07%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.95%, VRDN, (LOC: SunTrust Banks, Inc.)	730,000	730,000

		8,615,000

EDUCATION 2.9%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.98%, VRDN, (LOC: JPMorgan Chase & Co.)	2,475,000	2,475,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 3.97%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Edl. Facs. Auth. RB, ROC RR II R 440, 3.99%, VRDN, (LOC: CitiBank, NA)	5,645,000	5,645,000

		8,820,000

GENERAL OBLIGATION – LOCAL 2.5%
Miami-Dade Cnty., FL GO, ROC RR II R 387, 3.99%, VRDN, (LOC: CitiBank, NA)	7,535,000	7,535,000

GENERAL OBLIGATION – STATE 3.9%
Florida Board of Ed. GO:
ROC RR II R 482, 3.98%, VRDN, (LOC: Citibank, NA)	7,160,000	7,160,000
Ser. 137, 3.98%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,970,000	2,970,000
Florida Dept. of Trans. GO, ROC RR II R 1001, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000

		11,620,000

HOSPITAL 12.0%
Halifax, FL Med. Ctr. RB, 3.98%, VRDN, (LOC: CitiBank, NA)	6,500,000	6,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.91%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.98%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.94%, VRDN, (LOC: SunTrust Banks, Inc.)	5,750,000	5,750,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 4.05%, VRDN, (LOC: Bank of America Corp.)	1,340,000	1,340,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.95%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 4.01%, VRDN, (LOC: WestLB AG)	17,095,000	17,095,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 4.05%, VRDN, (LOC: SunTrust Banks, Inc.)	665,000	665,000

		35,950,000

HOUSING 25.0%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 3.97%, VRDN, (LOC: SunTrust Banks, Inc.)	3,965,000	3,965,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 3.95%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 4.16%, VRDN, (LOC: CitiBank, NA)	5,000	5,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 4.42%, VRDN, (LOC: CitiBank, NA)	4,270,000	4,270,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 4.07%, VRDN, (SPA: State Street Corp.)	103,989	103,989
Ser. 2000-1, 4.00%, VRDN, (SPA: State Street Corp.)	5,590,000	5,590,000
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 4.00%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.96%, VRDN, (Insd. by FHLMC)	6,705,000	6,705,000
Maitland Apts. Proj., 3.96%, VRDN, (Insd. by FHLMC)	9,480,000	9,480,000
Spring Haven Apts. Proj., 4.00%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000

1

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND † SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class B, 3.85%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	$2,545,000	$2,545,000
Class F, 4.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,230,000	8,230,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	8,906,250	8,906,250
Pinellas Cnty., FL HFA RB, PFOTER, 4.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	210,000	210,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.98%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Wisconsin Hsg. & EDA SFHRB, 4.04%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,600,000	3,600,000

		74,700,239

INDUSTRIAL DEVELOPMENT REVENUE 10.6%
Alachua Cnty., FL IDRB, Florida Rock Proj., 4.00%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 4.08%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 4.05%, VRDN, (LOC: Bank of America Corp.)	250,000	250,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 4.07%, VRDN, (LOC: Bank of America Corp.)	2,885,000	2,885,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj., Ser. A-2, 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 4.11%, VRDN, (LOC: SunTrust Banks, Inc.)	1,090,000	1,090,000
Fort Walton Proj., Ser. A-4, 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000
Novelty Crystal Proj., 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	750,000	750,000
Suncoast Bakeries Proj., Ser. A-1, 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 4.11%, VRDN, (LOC: SunTrust Banks, Inc.)	675,000	675,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.62%, VRDN, (LOC: Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 4.01%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 4.05%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 4.20%, VRDN, (LOC: U.S. Bancorp)	1,395,000	1,395,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 4.18%, VRDN, (LOC: Associated Banc-Corp.)	1,510,000	1,510,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.97%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000

		31,720,000

LEASE 5.7%
Broward Cnty., FL Sch. Board COP, 3.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,100,000	2,100,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 4.07%, VRDN, (LOC: Bank of America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
3.98%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc. )	4,520,000	4,520,000
3.98%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.97%, VRDN, (Liq.: Morgan Stanley)	350,000	350,000
St. Lucie Cnty., FL Sch. Board RB, 3.97%, VRDN, (LOC: Bank of New York Co.)	2,287,000	2,287,000

		16,947,000

MISCELLANEOUS REVENUE 9.0%
Indiana Bond Bank RB, Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Co.)	5,000,000	5,021,834
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.98%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	13,000,000	13,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp. Proj., 3.92%, VRDN, (LOC: Northern
Trust Corp.)	5,840,000	5,840,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.68%, VRDN, (Gtd. by ConocoPhillips)	3,000,000	3,000,000

		26,861,834

RESOURCE RECOVERY 0.9%
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 4.04%, VRDN, (LOC: Dexia SA)	2,720,000	2,720,000

SPECIAL TAX 3.7%
ABN AMRO Munitops RB, Ser. 2002-24, 3.99%, VRDN, (LOC: ABN AMRO Bank)	1,400,000	1,400,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.98%, VRDN, (Insd. by AMBAC & LOC: JPMorgan Chase & Co.)	1,580,000	1,580,000

2

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND † SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Collier Cnty., FL Gas Tax RB, ROC RR II R 3041, 3.91%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	$5,340,000	$5,340,000
Florida Board of Ed. Lottery RB, Eagle Trust Cert., Ser. 2001-0904, 3.99%, VRDN, (LOC: CitiBank, NA)	2,600,000	2,600,000

		10,920,000

UTILITY 4.8%
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	4,000,000	4,000,000
Florida Util. Auth. RB, Ser. 327, 3.97%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
Gainesville, FL Util. Sys. RB, Ser. A, 3.93%, VRDN, (SPA: State Street Corp.)	10,000,000	10,000,000

		14,348,500

WATER & SEWER 3.2%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.99%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	1,800,000	1,800,000
Gulf Coast, Texas Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004, 4.13%, VRDN, (Gtd. by BP plc)	20,000	20,000
Tampa Bay, FL Water Supply RB, ROC RR II R 4084, 3.98%, VRDN, (LOC: CitiBank, NA)	7,655,000	7,655,000

		9,475,000

Total Investments (cost $297,272,573) 99.5%		297,272,573
Other Assets and Liabilities 0.5%		1,395,548

Net Assets 100.0%		$298,668,121

†	On June 14, 2007, the Board of Trustees approved the liquidation of the Fund for 4th quarter 2007. Shareholders will receive notice at least 30 days prior to the liquidation date.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

3

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND † SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of April 30, 2007:

Florida	87.2%
Delaware	1.9%
Wisconsin	1.7%
Indiana	1.7%
Wyoming	1.3%
Alaska	1.0%
Alabama	1.0%
Montana	0.9%
Colorado	0.5%
Massachusetts	0.2%
Non-state specific	2.6%

100.0%

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.1%
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A1, FRN, 5.41%, 11/25/2007 144A (cost $10,783,945)	$10,783,945	$10,783,945

CERTIFICATES OF DEPOSIT 10.3%
Abbey National plc, 5.35%, 07/24/2007	30,000,000	29,999,295
Barclays Bank plc:
5.35%, 01/25/2008	50,000,000	50,000,000
5.37%, 01/25/2008	100,000,000	100,000,000
5.40%, 06/04/2007	75,000,000	75,000,000
Branch Banking & Trust Co., 5.31%, 05/10/2007	50,000,000	50,000,000
Deutsche Bank AG:
5.35%, 04/14/2008	20,000,000	20,000,000
5.37%, 05/25/2007	60,000,000	60,000,000
5.40%, 05/25/2007	40,000,000	40,000,000
First Tennessee Bank:
5.28%, 05/07/2007	50,000,000	50,000,000
5.29%, 05/07/2007	100,000,000	100,000,000
5.30%, 05/07/2007	50,000,000	50,000,000
Goldman Sachs Group, Inc., 5.35%, 04/18/2008	75,000,000	75,000,000
SunTrust Banks, Inc., 5.42%, 05/17/2007	50,000,000	50,002,027

Total Certificates of Deposit (cost $750,001,322)		750,001,322

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
Floating-rate 0.4%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.31%, 05/15/2007 144A (cost $28,843,677)	28,843,677	28,843,677

COMMERCIAL PAPER 42.6%
Asset-Backed 39.8%
Anglesea Funding, LLC:
5.17%, 09/05/2007	25,000,000	24,544,476
5.21%, 09/10/2007	35,000,000	34,331,383
5.22%, 07/19/2007	50,000,000	49,427,250
5.25%, 07/02/2007	50,000,000	49,547,917
5.33%, 05/01/2007	90,000,000	90,000,000
Aquifer Funding, LLC:
5.29%, 05/03/2007	75,000,000	74,977,958
5.30%, 05/03/2007	50,000,000	49,985,278
Berkeley Square Finance, LLC, 5.35%, 05/07/2007	23,447,000	23,426,093
Brahms Funding Corp., 5.32%, 05/03/2007	44,982,000	44,968,705
Broadhollow Funding, LLC:
5.30%, 05/09/2007	40,000,000	39,952,889
5.33%, 05/10/2007	25,000,000	24,966,688
Catapult-PMX Funding, LLC, 5.32%, 05/21/2007	90,000,000	90,000,000
Chesham Finance, LLC:
5.12%, 01/04/2008	50,000,000	48,237,478
5.22%, 07/23/2007	50,000,000	49,398,250
5.25%, 07/05/2007	100,000,000	99,300,215
Compass Securitization, LLC, 5.27%, 05/23/2007	50,000,000	49,838,972
Concord Minutemen Capital Co., LLC, 5.31%, 05/10/2007	73,000,000	73,000,000
Crown Point Capital Co., 5.28%, 05/14/2007	26,266,000	26,215,919
East Fleet Finance, LLC, 5.29%, 05/11/2007	50,000,000	49,926,528
Ebury Finance, LLC:
5.17%, 06/08/2007	50,000,000	49,727,139
5.20%, 10/10/2007	50,000,000	48,830,000
5.26%, 07/09/2007	50,000,000	49,495,917
Fenway Funding, LLC:
5.21%, 10/12/2007	75,000,000	73,321,222
5.24%, 06/21/2007	50,000,000	49,628,833
5.27%, 05/16/2007	75,000,000	74,835,313
5.50%, 05/01/2007	50,000,000	50,000,000

1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Giro Balanced Funding Corp., 5.30%, 05/15/2007	$84,023,000	$83,849,819
KKR Pacific Funding Trust:
5.30%, 05/18/2007	50,000,000	49,874,861
5.31%, 05/10/2007	50,000,000	49,933,625
Lexington Parker Capital Corp., LLC, 5.19%, 09/13/2007	51,155,000	50,159,396
Lockhart Funding, LLC:
5.25%, 07/13/2007	35,000,000	34,627,396
5.26%, 05/25/2007	50,000,000	49,824,667
5.27%, 05/11/2007	96,500,000	96,358,735
Morrigan Trust Funding, LLC:
5.18%, 11/05/2007	105,000,000	103,346,717
5.30%, 05/25/2007	50,000,000	49,823,334
Neptune Funding Corp.:
5.25%, 06/15/2007	13,819,000	13,728,313
5.28%, 06/15/2007	34,886,000	34,655,752
Park Granada, LLC, 5.32%, 05/01/2007	162,000,000	162,000,000
Rams Funding, LLC, 5.31%, 05/02/2007	102,984,000	102,968,810
Rhineland Funding Capital Corp.:
5.24%, 08/09/2007	22,031,000	21,710,327
5.25%, 06/06/2007	40,000,000	39,790,000
5.26%, 08/09/2007	42,203,000	41,586,367
5.27%, 06/15/2007	35,000,000	34,769,437
5.28%, 06/21/2007	45,888,000	45,594,262
Stratford Receivables Co., LLC, 5.30%, 05/16/2007	39,320,000	39,233,168
Thornburg Mortgage Capital Resources, LLC:
5.29%, 05/17/2007	16,800,000	16,760,501
5.30%, 05/22/2007	50,000,000	49,845,417
5.30%, 05/24/2007	12,200,000	12,158,689
Three Pillars Funding Corp.:
5.26%, 05/24/2007	40,000,000	39,865,578
5.27%, 05/07/2007	107,077,000	107,003,625
Ticonderoga Funding, LLC:
5.27%, 05/25/2007	131,169,000	130,737,437
5.28%, 05/04/2007	50,000,000	49,978,021

		2,898,068,677

Consumer Finance 0.7%
Ford Motor Credit Co., 5.27%, 05/04/2007	50,000,000	49,978,042

Diversified Financial Services 1.7%
Bank of America Corp., 5.14%, 11/13/2007	75,000,000	72,903,208
Liquid Funding, Ltd., 5.20%, 07/16/2007	50,000,000	49,451,111

		122,354,319

Thrifts & Mortgage Finance 0.4%
Countrywide Financial Corp., 5.28%, 07/16/2007	30,000,000	29,665,917

Total Commercial Paper (cost $3,100,066,955)		3,100,066,955

CORPORATE BONDS 31.2%
Capital Markets 11.3%
Bear Stearns Cos., FRN:
5.31%, 05/14/2007	50,000,000	50,000,000
5.33%, 07/09/2007	50,000,000	50,000,000
5.40%, 05/08/2007	50,000,000	50,000,000
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	50,000,000	50,000,000
Merrill Lynch & Co., Inc.:
4.25%, 09/14/2007	25,000,000	24,898,922
FRN, 5.57%, 05/11/2007	300,000,000	300,000,000

2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Capital Markets continued
Morgan Stanley, FRN:
5.36%, 05/03/2007	$100,000,000	$100,000,000
5.38%, 05/15/2007	200,000,000	200,000,000

		824,898,922

Commercial Banks 4.2%
Marshall & Ilsley Corp., 5.16%, 12/17/2007	55,000,000	54,947,740
Royal Bank of Canada, 5.40%, 10/16/2007	50,000,000	50,000,000
Wells Fargo & Co., FRN, 5.37%, 05/10/2007	100,000,000	100,080,146
WestLB AG, FRN, 5.38%, 05/10/2007 144A	100,000,000	100,000,000

		305,027,886

Consumer Finance 9.3%
American Express Co., FRN:
5.29%, 05/08/2007	60,000,000	60,000,000
5.29%, 05/11/2007	50,000,000	50,000,000
5.29%, 05/21/2007	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 05/01/2007	75,000,000	75,000,000
General Electric Capital Corp., FRN:
5.45%, 05/09/2007	100,000,000	100,000,000
5.45%, 05/17/2007	220,000,000	220,000,000
Toyota Motor Credit Corp., FRN, 5.30%, 05/01/2007	100,000,000	100,000,000

		675,000,000

Diversified Financial Services 3.9%
Liberty Lighthouse U.S. Capital Corp.:
5.39%, 07/02/2007 144A	50,000,000	49,998,393
FRN, 5.32%, 05/01/2007 144A	85,000,000	85,000,000
Sigma Finance, Inc.:
5.40%, 05/14/2007 144A	50,000,000	50,000,000
FRN:
5.35%, 05/01/2007 144A	50,000,000	50,000,000
5.38%, 04/23/2008 144A	50,000,000	50,000,000

		284,998,393

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc., 5.88%, 06/01/2007	75,000,000	75,031,021

Insurance 0.8%
Allstate Corp., FRN, 5.32%, 05/29/2007	35,000,000	35,000,000
Genworth Financial, Inc., FRN, 5.31%, 05/11/2007 144A	25,000,000	25,000,000

		60,000,000

Thrifts & Mortgage Finance 0.7%
Countrywide Financial Corp., FRN, 5.44%, 05/08/2007	50,000,000	50,000,000

Total Corporate Bonds (cost $2,274,956,222)		2,274,956,222

FUNDING AGREEMENTS 6.7%
Jackson National Life Funding Agreement, 5.40%, 07/01/2007 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 5.43%, 07/15/2007 +	75,000,000	75,000,000
New York Life Funding Agreement, 5.37%, 05/01/2007 +	60,000,000	60,000,000
Transamerica Occidental Funding Agreement:
5.50%, 07/01/2007 +	135,000,000	135,000,000
5.54%, 05/01/2007 +	140,000,000	140,000,000

Total Funding Agreements (cost $485,000,000)		485,000,000

MUNICIPAL OBLIGATIONS 0.7%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 5.35%, VRDN, (LOC: Bank of America Corp.)	9,400,000	9,400,000

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue 0.6%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 5.35%, VRDN, (LOC: Bank of America Corp.)	$41,830,000	$41,830,000

Total Municipal Obligations (cost $51,230,000)		51,230,000

TIME DEPOSITS 1.7%
Societe Generale, 5.31%, 05/01/2007	45,925,668	45,925,668
SunTrust Banks, Inc., 5.32%, 01/31/2008	75,000,000	75,000,000

Total Time Deposits (cost $120,925,668)		120,925,668

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.7%
FHLB, 5.375%, 02/28/2008 (cost $50,000,000)	50,000,000	50,000,000

YANKEE OBLIGATIONS-CORPORATE 5.5%
Commercial Banks 4.3%
Bank of Ireland, FRN, 5.30%, 05/21/2007 144A	110,000,000	110,000,000
HBOS plc, FRN, 5.43%, 05/21/2007 144A	150,000,000	150,000,000
HSH Nordbank AG, FRN, 5.33%, 05/21/2007 144A	50,000,000	50,000,000

		310,000,000

Diversified Financial Services 0.5%
Liquid Funding, Ltd., FRN, 5.32%, 05/01/2007 144A	40,000,000	40,000,000

Insurance 0.7%
Irish Life & Permanent plc, FRN, 5.34%, 05/22/2007 144A	50,000,000	50,000,000

Total Yankee Obligations-Corporate (cost $400,000,000)		400,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 5.25% q (cost $74,592)	74,592	74,592

Total Investments (cost $7,271,882,381) 99.9%		7,271,882,381
Other Assets and Liabilities 0.1%		10,792,591

Net Assets 100.0%		$7,282,674,972

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2007.

q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.0%
AIRPORT 1.3%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 4.00%, VRDN, (Insd. by XL Capital, Ltd. & Liq.: Merrill Lynch & Co., Inc.)	$675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 4.02%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	2,035,000	2,035,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.98%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,745,000	3,745,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 3.97%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	1,100,000	1,100,000
Metropolitan Washington, DC Arpt. Auth. MSTR, 4.12%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 4.21%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 4.21%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, 4.00%, VRDN, (Insd. by FGIC & SPA: Societe Generale)	4,600,000	4,600,000

		26,360,000

EDUCATION 4.7%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2003-14, 3.97%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	1,800,000	1,800,000
Ser. 2004-10, 3.60%, VRDN, (Insd. by FSA)	1,000,000	1,000,000
Ser. 2005-41, 3.97%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,350,000	9,350,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.97%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns Cos.) 144A	10,010,000	10,010,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 4.39%, VRDN, (LOC: by Columbus B&T Co.)	1,800,000	1,800,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 4.10%, VRDN, (LOC: U.S. Bank)	2,375,000	2,375,000
Vail Mountain Sch. Proj., 4.03%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Columbus, GA Dev Auth. RB, Foundation Properties, Inc., Art & Theatre Bldg. Proj., Ser. 2007, 3.97%, VRDN, (LOC: Columbus B&T Co.)	2,200,000	2,200,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj., 3.95%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 3.97%, VRDN, (LOC: Bank of North Georgia)	4,500,000	4,500,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 4.02%, VRDN, (LOC: Fulton Finl. Corp.)	3,345,000	3,345,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 4.02%, VRDN, (LOC: Columbus B&T Co.)	6,615,000	6,615,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj., 4.10%, VRDN, (LOC: Fifth Third Bancorp)	5,015,000	5,015,000
New York Dorm. Auth. RRB, 3.54%, VRDN, (Insd. by MBIA & Liq.: Dexia SA)	4,990,000	4,990,000
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 3.95%, VRDN, (SPA: Allied Irish Banks plc)	3,800,000	3,800,000
Pennsylvania Higher Edl. Facs. Auth. RB, Ser. 1412, 3.97%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	799,000	799,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.97%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000
Private Colleges and Universities Auth., Georgia RB, Mercer Univ. Proj.:
4.00%, VRDN, (LOC: Branch B&T Co.)	11,555,000	11,555,000
Ser. A, 4.00%, VRDN, (LOC: Branch B&T Co.)	5,500,000	5,500,000
South Carolina Edl. Facs. Auth. RB, Erskine College Proj., 3.96%, VRDN, (LOC: Natl. Bank of South Carolina)	5,750,000	5,750,000
Summit Cnty., OH RB, Western Academy Reserve, 3.96%, VRDN, (LOC: KeyCorp)	240,000	240,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.90%, VRDN, (Gtd. by Univ. of Pennsylvania)	5,350,000	5,350,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 4.00%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000

		96,079,000

GENERAL OBLIGATION – LOCAL 7.4%
ABN AMRO Munitops Cert. Trust:
Ser. 2003-18, 3.60%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank) 144A	9,495,000	9,495,000
Ser. 2006-7, 3.99%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank) 144A	6,055,000	6,055,000
Ser. 2006-39, 3.99%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank) 144A	9,730,000	9,730,000

1

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Branch B&T Co. Muni. Trust, Ser. 1000, 4.10%, VRDN, (LOC: Branch B&T Co.)	$50,000,000	$50,000,000
Chattanooga, TN GO, ROC RR II R 1026, 21st Century Waterfront Proj., 3.98%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.) 144A	4,870,000	4,870,000
Chilton, WI Sch. Dist. GO, ROC RR II R 1017, 3.98%, VRDN, (Liq.: Citigroup Global Markets)	5,325,000	5,325,000
Clipper Tax-Exempt Trust COP, Ser. 2005-34, 3.96%, VRDN, (SPA: State Street Corp.)	10,100,000	10,100,000
Cook Cnty., IL GO, Ser. 559, 3.98%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	855,000	855,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 3.97%, VRDN, (Insd. by FGIC)	2,770,000	2,770,000
Harrison Cnty., MS GO, Dev. Bank Spl. Obl. Bond Program, 4.02%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
Honolulu, HI City & Cnty. GO, PFOTER, 3.99%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	4,995,000	4,995,000
Kitsap Cnty., WA Sch. Dist. GO, ROC RR II R 1009, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	5,185,000	5,185,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER, 3.99%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	675,000	675,000

		151,055,000

GENERAL OBLIGATION – STATE 1.0%
Florida Dept. of Trans. GO, ROC Ser. II R 1001, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	3,950,000	3,950,000
Pennsylvania GO MTC, Ser. 2000-110, Class A, 4.03%, VRDN, (Liq.: Bear Stearns Cos.) 144A	3,300,000	3,300,000
Texas GO:
Ser. 1016, 3.98%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,295,000	3,295,000
Ser. PZ-108, 3.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,195,000	6,195,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 4.00%, VRDN, (Insd. by FSA & LOC: Bank of New York Co.) 144A	2,760,000	2,760,000

		19,500,000

HOSPITAL 8.6%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 4.13%, VRDN, (LOC: Columbus B&T Co.)	17,120,000	17,120,000
Methodist Home for the Aging, 5.27%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 4.35%, VRDN, (Gtd. by Columbus B&T Co.)	8,700,000	8,700,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.95%, VRDN, (LOC: SunTrust Banks, Inc.)	1,027,000	1,027,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.60%, 05/24/2007, (Liq.: Merrill Lynch & Co., Inc.)	17,195,000	17,195,000
Kentucky EDA, St. Luke’s Hosp. RB, PFOTER, 4.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	520,000	520,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 3.98%, VRDN, (Insd. by Radian Asset Assurance, Inc. & SPA: Bank of Nova Scotia)	12,000,000	12,000,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 4.01%, VRDN, (LOC: Bank One)	1,010,000	1,010,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.96%, VRDN, (LOC: Union Planters Bank)	3,680,000	3,680,000
Cenikor Foundation Proj., 3.96%, VRDN, (LOC: Union Planters Bank)	2,815,000	2,815,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 3.95%, VRDN, (LOC: Bank of America Corp.)	1,111,000	1,111,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 4.01%, VRDN, (LOC: WestLB AG)	2,000,000	2,000,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 3.97%, VRDN, (LOC: Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 4.12%, VRDN, (LOC: Regions Bank)	1,080,000	1,080,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.65%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	25,125,000	25,125,000
Pennsylvania EDFA Treasury Dept. Hosp. RB, Ser. A-2, 3.96%, VRDN, (LOC: Natl. City Corp.)	3,000,000	3,000,000
Rhode Island Hlth. & Edl. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 4.07%, VRDN, (Liq.: Bear Stearns Cos.) 144A	27,550,000	27,550,000
Ser. 1999-69B, Class B, 4.07%, VRDN, (Liq.: Bear Stearns Cos.) 144A	27,550,000	27,550,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 4.07%, VRDN, (Liq.: Bear Stearns Cos.)	2,825,000	2,825,000
South Carolina Jobs EDA Hosp. Facs. RB, Cannon Mem. Hosp., Ser. A, 3.99%, VRDN, (LOC: Natl. Bank of South Carolina)	3,035,000	3,035,000
Springfield, TN Hlth. & Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 3.98%, VRDN, (LOC: Amsouth Bancorp)	3,000,000	3,000,000

		174,843,000

2

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 28.6%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-1, 4.07%, VRDN, (LOC: LaSalle Bank, NA)	$2,605,000	$2,605,000
Ser. 2005-68, 4.00%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	17,085,000	17,085,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 4.02%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,980,000	4,980,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.94%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,485,000	9,485,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Ct. Proj., 3.98%, VRDN, (LOC: First Tennessee Bank)	1,400,000	1,400,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 4.07%, VRDN, (SPA: State Street Corp.)	3,278,066	3,278,066
Ser. 1999-3, 4.07%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	9,233,000	9,233,000
Ser. 2000-1, 4.00%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 4.07%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	24,254,000	24,254,000
Ser. 2004-10, 4.07%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	7,830,000	7,830,000
Ser. 2005-14, 4.01%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,936,000	3,936,000
Ser. 2006-6, 4.07%, VRDN, (Liq.: State Street Corp.)	4,539,000	4,539,000
Ser. 2006-9, 3.96%, VRDN, (Liq.: State Street Corp.)	7,000,000	7,000,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 4.03%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 4.22%, VRDN, (LOC: Columbus B&T Co.)	4,250,000	4,250,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 3.89%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 4.11%, VRDN, (LOC: SunTrust Banks, Inc.)	2,620,000	2,620,000
Tyler House Trust, Ser. 1995-A, 3.98%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	14,200,000	14,200,000
District of Columbia SFHRB, Ser. C, 4.00%, 07/16/2007, (Insd. by XL Capital, Ltd.)	15,000,000	15,000,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 4.00%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	4,155,000	4,155,000
FHLMC MHRB, Ser. M001, Class A, 4.02%, VRDN, (Liq.: FHLMC)	11,753,176	11,753,176
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 3.97%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Goldman Sachs Pool Trust RB, Ser. 34, 4.02%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	6,726,761	6,726,761
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 4.02%, VRDN, (LOC: Bank of America Corp.)	5,565,000	5,565,000
Hamilton Cnty., OH MHRB, Forest Ridge Apt. Proj., 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	10,610,000	10,610,000
Indiana Hsg. & CDA MHRB, Ser. E-2, 3.62%, 12/20/2007, (LOC: Rabobank Intl.)	10,000,000	10,000,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.98%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 4.03%, VRDN, (Liq.: American Intl. Group, Inc.)	7,967,000	7,967,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 4.02%, VRDN, (LOC: U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert., Ser. 1997, 4.12%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	2,885,000	2,885,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.96%, VRDN, (LOC: SunTrust Banks, Inc.)	218,000	218,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 4.01%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 4.05%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	30,820,000	30,820,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
4.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,810,000	4,810,000
4.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	80,045,000	80,045,000
Class B, 3.85%, VRDN, (LOC: Lloyds TSB Group plc)	47,840,000	47,840,000
Class C, 4.02%, VRDN, (LOC: Lloyds TSB Group plc)	3,405,000	3,405,000
Class F, 4.17%, VRDN, (LOC: Lloyds TSB Group plc)	4,825,000	4,825,000
Class G, 4.02%, VRDN, (LOC: Lloyds TSB Group plc)	20,450,000	20,450,000
Class I, 4.02%, VRDN, (LOC: Lloyds TSB Group plc)	645,000	645,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek Apts. Proj., 4.03%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj., 4.03%, VRDN, (Insd. by FHLMC)	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 4.02%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000

3

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin. Proj.:
Ser. A, 3.65%, 03/04/2008, (SPA: State Street Corp.)	$10,000,000	$10,000,000
Ser. R, 3.58%, 06/01/2007, (LOC: Wells Fargo & Co.)	11,500,000	11,500,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 4.02%, VRDN, (SPA: Danske Bank)	20,000,000	20,000,000
MuniMae Trust RB:
3.65%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	7,190,000	7,190,000
Ser. 2002-1M, 3.97%, VRDN, (Insd. by MBIA & SPA: Bayerische Landesbanken)	11,590,000	11,590,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.68%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	6,440,412	6,440,412
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 4.01%, VRDN, (LOC: KeyCorp)	1,200,000	1,200,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.99%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Pinellas Cnty., FL HFA RB, PFOTER, 4.01%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	410,000	410,000
Simi Valley, CA MHRB, 4.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,100,000	13,100,000
South Dakota HDA RB, PFOTER, 4.01%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch & Co., Inc.)	1,515,000	1,515,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 4.02%, VRDN, (Insd. by GNMA, FNMA, FHLMC & Liq.: JPMorgan Chase & Co.)	4,480,000	4,480,000
Washington MHRB, Eaglepointe Apts., Ser. A, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 4.03%, VRDN, (LOC: Marshall & Isley Bank)	5,750,000	5,750,000

		582,040,415

INDUSTRIAL DEVELOPMENT REVENUE 15.9%
Alachua Cnty., FL IDRB, Florida Rock Proj., 4.00%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.94%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,748,000	1,748,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.97%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 4.08%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 4.02%, VRDN, (LOC: Bank of America Corp.)	720,000	720,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 4.10%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Brunswick & Glynn Cnty., GA EDRB, Epworth by the Sea Proj., 3.97%, VRDN, (LOC: Columbus B&T Co.)	1,109,000	1,109,000
Butler, WI IDRB, Western States Envelope Co. Proj., 4.02%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,295,000	1,295,000
California EDA RB, Killion Inds. Proj., 4.22%, VRDN, (LOC: Union Bank of California)	2,720,000	2,720,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 4.30%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 4.05%, VRDN, (LOC: Branch B&T Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 4.02%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 4.06%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 4.18%, VRDN, (LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA EDRB, Gressman Enterprises Proj., 4.02%, VRDN, (LOC: Wells Fargo & Co.)	2,050,000	2,050,000
Colorado HFA IDRB, Worldwest, LLP Proj., 4.09%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 4.125%, VRDN, (LOC: LaSalle Bank)	4,150,000	4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 4.02%, VRDN, (LOC: Wells Fargo & Co.)	5,200,000	5,200,000
Devils Lake, ND IDRB, Noodles by Leonardo, 4.32%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 4.01%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 4.07%, VRDN, (LOC: Columbus B&T Co.)	7,570,000	7,570,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 4.17%, VRDN, (LOC: U.S. Bancorp)	1,795,000	1,795,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 4.10%, VRDN, (LOC: Harris Trust & Savings Bank)	1,920,000	1,920,000
Four Season Hsg., Inc. Proj., 4.11%, VRDN, (LOC: KeyCorp)	1,500,000	1,500,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 4.12%, VRDN, (LOC: AmSouth Bancorp)	3,580,000	3,580,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 4.08%, VRDN, (LOC: Fifth Third Bancorp)	1,000,000	1,000,000

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 4.11%, VRDN, (LOC: Natl. City Corp.)	$1,080,000	$1,080,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 4.05%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Hackleberg, AL IDRB, River Birch Homes Proj., 4.12%, VRDN, (LOC: AmSouth Bancorp)	610,000	610,000
Haleyville, AL IDRB:
Charming Castle, LLC Proj., 4.07%, VRDN, (SPA: Canadian Imperial Bank)	398,000	398,000
Door Components, LLC Proj., 4.07%, VRDN, (SPA: Canadian Imperial Bank)	1,420,000	1,420,000
Hamilton, AL IDRB, Quality Hsg. Proj., 4.12%, VRDN, (SPA: Canadian Imperial Bank)	715,000	715,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 4.11%, VRDN, (LOC: Crestar Bank)	860,000	860,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 4.18%, VRDN, (LOC: Associated Banc-Corp.)	1,505,000	1,505,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., 4.02%, VRDN, (LOC: First Comml. Bank)	2,810,000	2,810,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 4.23%, VRDN, (LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 4.97%, VRDN, (LOC: Rabobank Intl.)	6,900,000	6,900,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 4.01%, VRDN, (LOC: Bank One)	1,560,000	1,560,000
Iowa Fin. Auth. IDRB, Interwest Proj., 4.06%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,350,000	3,350,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 4.00%, VRDN, (LOC: JPMorgan Chase & Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 4.11%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 4.06%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 4.06%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	5,900,000	5,900,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.98%, VRDN, (LOC: U.S. Bancorp)	725,000	725,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 4.10%, VRDN, (LOC: U.S. Bancorp)	2,450,000	2,450,000
Mankato, MN IDRB, Katolight Proj., 4.17%, VRDN, (LOC: U.S. Bancorp)	1,900,000	1,900,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 4.08%, VRDN, (LOC: KeyCorp)	2,765,000	2,765,000
Massachusetts IFA IDRB:
Portland Causeway Proj., 3.65%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 3.65%, VRDN, (LOC: Sovereign Bancorp, Inc.)	700,000	700,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 6.46%, VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 4.06%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 4.13%, VRDN, (LOC: Heller Finl., Inc.)	4,300,000	4,300,000
Wilden Adventures Proj., 4.08%, VRDN, (LOC: Comerica Bank)	3,080,000	3,080,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 4.17%, VRDN, (LOC: Firstbank Corp.)	1,415,000	1,415,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 4.23%, VRDN, (SPA: Societe Generale)	3,265,000	3,265,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 4.06%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,300,000	3,300,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 4.02%, VRDN, (LOC: Amsouth Bank, NA)	3,275,000	3,275,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 4.06%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Lisbon, WI IDRB, Leer, LP Proj., 4.17%, VRDN, (LOC: U.S. Bancorp)	2,220,000	2,220,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 4.07%, VRDN, (LOC: U.S. Bancorp)	2,590,000	2,590,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 4.00%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000
Olathe, KS IDRB, Insulite Proj., 4.03%, VRDN, (LOC: U.S. Bancorp)	1,600,000	1,600,000
Oregon EDRB, Beef Northwest Feeders, Inc., 4.06%, VRDN, (LOC: Bank of America Corp.)	1,435,000	1,435,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 4.05%, VRDN, (LOC: U.S. Bancorp)	2,115,000	2,115,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 4.07%, VRDN, (LOC: Bank of California)	1,725,000	1,725,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., 4.06%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 4.18%, VRDN, (LOC: Associated Banc-Corp.)	1,205,000	1,205,000

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Portland, OR EDA RB, Broadway Proj., 3.96%, VRDN, (Insd. by AMBAC & LOC: KeyCorp)	$4,500,000	$4,500,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., 4.05%, VRDN, (LOC: Branch B&T Co.)	4,500,000	4,500,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 4.17%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 4.00%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 4.18%, VRDN, (LOC: Associated Banc-Corp.)	1,835,000	1,835,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 4.34%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, 4.05%, VRDN, (LOC: Branch B&T Co.)	6,600,000	6,600,000
Compact Air Products, LLC, 4.08%, VRDN, (LOC: KeyCorp)	2,695,000	2,695,000
Ortec, Inc. Proj., Ser. B, 4.05%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Roller Bearing Co. Proj., Ser. 1994-A, 4.13%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.97%, VRDN, (Insd. by AMBAC & SPA: RBC Centura Bank)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 4.17%, VRDN, (LOC: U.S. Bancorp)	1,950,000	1,950,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 4.28%, VRDN, (LOC: U.S. Bancorp)	1,315,000	1,315,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 4.08%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 4.25%, VRDN, (LOC: U.S. Bancorp)	2,140,000	2,140,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 4.46%, VRDN, (LOC: U.S. Bancorp)	350,000	350,000
Surry Cnty., VA IDA RB, Windsor Mill Proj., Ser. 2007, 4.02%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 4.06%, VRDN, (SPA: Rabobank Intl.)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 4.12%, VRDN, (LOC: Regions Bank)	4,000,000	4,000,000
Tulsa, OK Indl. Auth. IDRB, YMCA of Greater Tulsa Proj., 4.12%, VRDN, (LOC: Bank of Oklahoma, NA)	6,250,000	6,250,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 4.00%, VRDN, (SPA: Sumitomo Bank, Ltd.)	4,500,000	4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 4.08%, VRDN, (LOC: KeyCorp)	2,220,000	2,220,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 4.20%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 4.06%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 4.08%, VRDN, (LOC: KeyCorp)	1,305,000	1,305,000
Weber Cnty., UT IDRB, US Holdings Manufacturing Proj., Ser. 2007, 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	4,500,000	4,500,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 4.21%, VRDN, (LOC: Crestar Bank)	1,810,000	1,810,000
Ser. B, 4.21%, VRDN, (LOC: Crestar Bank)	1,185,000	1,185,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 4.07%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Winnemucca, NV EDRB, Carry-On Trailer, Inc. Proj., 4.09%, VRDN, (LOC: Regions Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 4.27%, VRDN, (LOC: Bank of the West)	3,780,000	3,780,000

		323,220,000

LEASE 0.6%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 4.12%, VRDN, (LOC: LaSalle Bank, NA)	1,756,496	1,756,496
Goat Hill Properties, Washington Lease RB ROC RR II R 2173, 3.98%, VRDN, (Insd. by MBIA)	1,330,000	1,330,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.97%, VRDN, (Liq.: Morgan Stanley)	2,227,500	2,227,500
St. Lucie Cnty., FL Sch. Board RB, 3.97%, VRDN, (LOC: Bank of New York Co.)	6,198,000	6,198,000

		11,511,996

MANUFACTURING 0.7%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 4.01%, VRDN, (LOC: SunTrust Banks, Inc.)	3,150,000	3,150,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 4.00%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.98%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 4.05%, VRDN, (LOC: Bank of America Corp.)	2,800,000	2,800,000

		14,700,000

6

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 16.9%
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 4.06%, VRDN, (LOC: Bank of America Corp.)	$3,500,000	$3,500,000
Clarksville, TN Pub. Bldg. Auth. RB, 4.04%, VRDN, (LOC: Bank of America Corp.)	45,300,000	45,300,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 3.96%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
Gulf Coast, TX IDA RB, Citgo Petroleum Corp. Proj., Ser. 1999, 4.13%, VRDN, (LOC: BNP Paribas SA)	2,000,000	2,000,000
Indiana Bond Bank RB, Ser. A, 4.25%, 01/31/2008, (LOC: Bank of New York Co.)	5,000,000	5,021,834
JPMorgan Chase & Co. GO, PFOTER, Ser. 1750P, 4.14%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	16,790,000	16,790,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 4.12%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 4.32%, VRDN, (SPA: Commerce de France)	1,055,000	1,055,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
4.02%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,049,000	9,049,000
4.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	95,360,000	95,360,000
Ser. A, 3.99%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	175,000	175,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
Ser. 2002-A, 4.02%, VRDN, (LOC: AmSouth Bancorp)	3,270,000	3,270,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 4.04%, VRDN, (LOC: Bank of America Corp.)	5,390,000	5,390,000
Municipal Securities Pool Trust Receipts, 4.05%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	14,770,000	14,770,000
Municipal Securities Trust Cert.:
Ser. 2006-3017, Class A, 3.98%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.) 144A	5,290,000	5,290,000
Ser. 7010, Class A, 3.97%, VRDN, (Liq.: Bear Stearns Cos.) 144A	4,665,000	4,665,000
New Jersey EDRB, Bayonne Impt. Proj., Ser. A, 4.02%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 4.04%, VRDN	4,300,000	4,300,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 4.15%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources Proj.:
4.26%, VRDN, (Gtd. by Flint Hills Resources)	33,000,000	33,000,000
Ser. A, 4.18%, VRDN, (Gtd. by Flint Hills Resources)	25,000,000	25,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 4.12%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 4.06%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 4.06%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 4.06%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB, ConocoPhillips Co. Proj., 3.77%, VRDN, (Gtd. by ConocoPhillips Co.)	3,480,000	3,480,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 4.23%, VRDN, (Gtd. by Dow Chemical Co.)	20,300,000	20,300,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 4.00%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 4.01%, VRDN, (LOC: KeyCorp)	2,255,000	2,255,000

		344,875,834

PORT AUTHORITY 0.3%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 4.02%, VRDN, (Insd. by AMBAC & LOC: AmSouth Bancorp)	6,800,000	6,800,000

PUBLIC FACILITIES 0.5%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.98%, VRDN, (LOC: First Tennessee Bank)	10,915,000	10,915,000

RESOURCE RECOVERY 1.1%
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 4.04%, VRDN, (LOC: Dexia SA)	6,340,000	6,340,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 4.31%, VRDN, (LOC: Bank One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 4.31%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		22,340,000

7

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE 0.6%
Iowa Fin. Auth. Solid Waste Disposal RB:
Jacksonville Farm Proj., 4.06%, VRDN, (LOC: SunTrust Banks, Inc.)	$4,630,000	$4,630,000
Real Estate Iowa One Proj., 4.01%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000

		12,330,000

SPECIAL TAX 3.4%
ABN AMRO Munitops RB, Ser. 2002-24, 3.99%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
California Econ. Recovery GO, PFOTER, Ser. 452, 3.92%, VRDN, (Insd. by MBIA & LOC: JPMorgan Chase & Co.)	1,480,000	1,480,000
Central Puget Sound, Washington Regl. Transit Auth. RB, ROC RR II R 7004, 3.73%, VRDN, (Insd. by AMBAC)	18,459,000	18,459,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 4.03%, VRDN, (LOC: Northern Trust Co.)	7,105,000	7,105,000
Ser. B, 4.03%, VRDN, (LOC: Northern Trust Co.)	9,620,000	9,620,000
Colorado Regl. Trans. Dist. RB, ROC RR II R 652PB, 3.97%, VRDN, (SPA: Deutsche Bank AG)	20,000	20,000
Louisiana Gas & Fuels Tax RB, ROC RR II R 661, 3.98%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	16,665,000	16,665,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.98%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	8,695,000	8,695,000
Reno, NV Sales Tax RB, Ser. 2006-3G, 3.98%, VRDN, (Liq.: Goldman Sachs & Co.)	5,825,000	5,825,000

		69,169,000

TOBACCO REVENUE 0.9%
Badger Tobacco Asset Security Corp. RB, PFOTER:
3.98%, VRDN, (LOC: Lloyds TSB Group plc)	3,530,000	3,530,000
4.01%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,025,000	4,025,000
Golden State Tobacco Securities Trust Cert., Ser. 7045, 3.98%, VRDN, (Liq.: Bear Stearns Cos.)	5,500,000	5,500,000
New York, NY TSASC, Inc. RB, ROC RR II R 519CE, 3.98%, VRDN, (Insd. by Citigroup, Inc. & Liq.: CitiBank, NA)	5,600,000	5,600,000

		18,655,000

TRANSPORTATION 1.4%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.97%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	910,000	910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,425,000	5,425,000
Massachusetts Turnpike Auth. Metro. Hwy. Sys. RB, ROC RR II R 536, 3.97%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	6,505,000	6,505,000
New Jersey Trans. Auth. RB, PFOTER:
Ser. 1365, 3.96%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	5,470,000	5,470,000
Ser. 1365, 3.96%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,455,000	1,455,000
New Jersey TTFA RB, Ser. 038, 3.98%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	2,780,000	2,780,000
Puerto Rico Cmnwlth. Hwy. & Trans. RB, 3.97%, VRDN, (Liq.: Goldman Sachs & Co.)	7,000,000	7,000,000

		29,545,000

UTILITY 3.9%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A, 3.95%, VRDN, (SPA: Societe Generale)	30,000,000	30,000,000
Campbell Cnty., WY IDRB, Two Elk Power Generation Proj., 3.80%, 11/30/2007, (Liq.: Citigroup, Inc.)	10,000,000	10,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 4.25%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.18%, VRDN, (Gtd. by Delmarva Power &Light Co.)	5,550,000	5,550,000
Florida Util. Auth. RB, Ser. 327, 3.97%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. - Barry Plant Proj., Ser. B, 4.16%, VRDN, (Gtd. by Alabama Power Co.)	3,500,000	3,500,000
Puerto Rico Elec. Power Auth. RB, ROC RR II R 637CE, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	10,720,000	10,720,000
Sabine River Auth. Texas PCRB, TXU Energy Co. Proj., Ser. B, 4.12%, VRDN, (SPA: Norddeutsche Landesbank Luxembourg SA)	10,300,000	10,300,000

8

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (Unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
San Antonio, TX Elec. & Gas RB, ROC RR II R 6064, 3.98%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	$3,120,000	$3,120,000
Texas Gas Acquisition & Supply Corp. I, RB, Ser. 1453-R, 4.00%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000

		79,690,000

WATER & SEWER 2.2%
ABN AMRO Munitops Cert. Trust RB:
3.99%, VRDN, (Insd. by FSA)	9,995,000	9,995,000
3.99%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 4.03%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 4.05%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Houston, TX Water & Sewer Sys. RB, 3.99%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,045,000	1,045,000
Las Vegas Valley, NV Water Dist. GO, Ser. 3214, 3.99%, VRDN, (Insd. by FGIC & SPA: Merrill Lynch & Co., Inc.)	5,205,000	5,205,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 4.06%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Massachusetts Water Resource Auth. Eagle RB, Class A, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	7,400,000	7,400,000
Niceville, FL Water & Sewer RB, Ser. B, 3.94%, VRDN, (Insd. by AMBAC & LOC: Columbus B&T Co.)	1,340,000	1,340,000
Raleigh, NC Comb Enterprise Sys. RB, ROC RR II R 7524, 3.98%, VRDN, (LOC: CitiBank, NA)	4,945,000	4,945,000

		45,630,000

Total Investments (cost $2,039,259,245) 100.0%		2,039,259,245
Other Assets and Liabilities 0.0%		(646,645)

Net Assets 100.0%		$2,038,612,600

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2007.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

9

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (Unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RHA	Residential Housing Authority
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of April 30, 2007:

Texas	7.6%
Tennessee	6.1%
Florida	4.6%
Georgia	4.1%
California	3.7%
Alabama	3.6%
Illinois	3.6%
Delaware	3.5%
Colorado	3.1%
Washington	2.8%
Rhode Island	2.7%
Indiana	2.7%
Nebraska	2.4%
Louisiana	2.3%
Mississippi	2.2%
District of Columbia	2.0%
Wisconsin	2.0%
South Carolina	1.8%
Pennsylvania	1.7%
Minnesota	1.7%
Wyoming	1.5%
Puerto Rico	1.4%
Idaho	1.3%
North Dakota	1.2%
Maryland	1.0%
Massachusetts	1.0%
Ohio	1.0%
Missouri	0.9%
Michigan	0.9%
New York	0.8%
New Jersey	0.8%
Iowa	0.8%
New Mexico	0.7%
Hawaii	0.7%
Utah	0.7%
Kansas	0.6%
Nevada	0.6%
Virginia	0.6%
North Carolina	0.5%
Alaska	0.4%
Oklahoma	0.4%
Arizona	0.4%
Montana	0.3%
Oregon	0.3%
Arkansas	0.3%
South Dakota	0.2%
West Virginia	0.2%
Maine	0.1%
Kentucky	0.1%
Non-state specific	16.1%

100.0%

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

10

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
CONTINUING CARE RETIREMENT COMMUNITY 2.9%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.94%, VRDN, (LOC: Sovereign Bank & UniCredito Italiano SpA)	$2,985,000	$2,985,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Holland Christian Proj., Ser. A-2, 3.92%, VRDN, (LOC: Valley Natl. Bancorp)	100,000	100,000
Ser. A-6, 3.88%, VRDN, (Bank of America Corp.)	2,800,000	2,800,000

		5,885,000

EDUCATION 5.4%
California CDA RB, Biola Univ., Ser. B, 5.35%, VRDN, (SPA: BNP Paribas SA)	1,900,000	1,900,000
New Jersey EDA RB, Princeton Day Sch. Proj., 3.95%, VRDN, (LOC: Bank of New York)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., Ser. SG148, 3.94%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.90%, VRDN, (Gtd. by Univ. of Pennsylvania)	1,500,000	1,500,000

		11,050,000

GENERAL OBLIGATION – LOCAL 9.1%
Camden, NJ BAN, Ser. A, 4.00%, 11/21/2007	6,928,570	6,938,630
Chester Township, NJ BAN, 4.00%, 09/28/2007	1,234,000	1,235,541
Fair Haven, NJ Sch. Dist. GO, 4.00%, 10/04/2007	3,500,000	3,503,885
Flemington, NJ BAN, 3.875%, 04/11/2008	3,527,350	3,531,998
Mercer Cnty., NJ Washington Township Board of Ed. Refunding GO, Ser. 2808, 3.95%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	3,300,000	3,300,000

		18,510,054

GENERAL OBLIGATION – STATE 4.1%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 4.13%, VRDN, (Liq.: Societe Generale)	900,000	900,000
New Jersey GO, Ser. 1995-D, 3.94%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000
New Jersey MTC GO, Ser. 2001-174, Class A, 4.03%, VRDN, (Liq.: Bear Stearns Cos.)	1,200,000	1,200,000

		8,230,000

HOSPITAL 9.2%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 4.02%, VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 3.96%, VRDN, (Insd. by Radian Group, Inc. & Liq.: Morgan Stanley)	5,680,000	5,680,000

		18,680,000

HOUSING 10.4%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 4.05%, VRDN, (Insd. by Columbus B&T Co.)	4,040,000	4,040,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class F:
4.17%, VRDN, (SPA: Lloyds TSB Bank plc)	260,000	260,000
4.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,900,000	5,900,000
Class I, 4.02%, VRDN, (Liq.: Lloyds TSB Bank plc)	1,700,000	1,700,000
New Jersey EDA RB, Paddock Realty, LLC Proj., 4.12%, VRDN, (LOC: Wells Fargo & Co.)	1,300,000	1,300,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. 1012, 3.98%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	1,385,000	1,385,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	269,301	269,301
Newark, NJ Hsg. Auth. MHRB, 4.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,760,000	2,760,000
Simi Valley, CA MHRB, 4.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	800,000	800,000

		21,014,301

INDUSTRIAL DEVELOPMENT REVENUE 5.8%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.50%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 4.22%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 4.02%, VRDN, (LOC: Washington Mutual, Inc.)	2,215,000	2,215,000
New Jersey EDRB, El Dorado Terminals Proj., Ser. B, 4.02%, VRDN, (LOC: SunTrust Banks, Inc.)	4,395,000	4,395,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 4.09%, VRDN, (Gtd. by Sunoco, Inc.)	2,000,000	2,000,000

		11,665,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 17.3%
Clarksville, TN Pub. Bldg. Auth. RB, 4.04%, VRDN, (LOC: Bank of America Corp.)	$1,000,000	$1,000,000
Essex Cnty., NJ Impt. Auth. Lease RB, 3.95%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	645,000	645,000
Municipal Securities Trust Cert.:
Ser. 2006-3017, Class A, 3.98%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	6,585,000	6,585,000
Ser. 2006-5013, Class A, 3.98%, VRDN, (Insd. by AMBAC & Liq.: Branch B&T Co.)	5,125,000	5,125,000
Ser. 2006-7009, Class A, 3.94%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns Cos.)	5,000,000	5,000,000
New Jersey EDRB:
3.95%, VRDN, (Insd. by AMBAC & Liq.: Dexia SA)	700,000	700,000
Bayonne Impt. Proj.:
Ser. A, 4.02%, VRDN, (LOC: SunTrust Banks, Inc.)	1,425,000	1,425,000
Ser. B, 4.02%, VRDN, (LOC: SunTrust Banks, Inc.)	2,350,000	2,350,000
Ser. C, 4.02%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
New Jersey Env. Infrastructure RB, MSTR, 3.94%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,635,000	9,635,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 4.23%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 4.23%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		35,015,000

PORT AUTHORITY 1.5%
New Jersey EDA RB, Ser. 78G, 4.02%, VRDN, (Liq.: Goldman Sachs, Inc.)	3,100,000	3,100,000

SALES TAX 1.5%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR:
3.95%, VRDN, (Insd. by FSA & Liq.: Goldman Sachs Group, Inc.)	255,000	255,000
3.95%, VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	2,900,000	2,900,000

		3,155,000

SPECIAL TAX 5.0%
New Jersey EDA ROC, 3.96%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
New York, NY TFA RB, Ser. 2, 4.00%, VRDN, (Liq.: Dexia SA)	45,000	45,000

		10,045,000

TOBACCO REVENUE 8.0%
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER:
3.95%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	6,200,000	6,200,000
3.97%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	10,010,000	10,010,000

		16,210,000

TRANSPORTATION 12.7%
New Jersey Trans. Auth. RB:
3.95%, VRDN, (Insd. by FGIC)	250,000	250,000
MTC, Ser. 2001-1, 3.97%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
PFOTER:
Ser. 1365, 3.96%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	965,000	965,000
Ser. 1366, 3.96%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,890,000	1,890,000
New Jersey TTFA RB:
Ser. 038, 3.98%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	6,100,000	6,100,000
Ser. 1403, 3.96%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,500,000	1,500,000
New Jersey Turnpike Auth. RB, PFOTER, 3.95%, VRDN, (Insd. by MBIA & Liq.: Dexia SA)	2,245,000	2,245,000

		25,695,000

UTILITY 6.4%
Delaware EDA RB, Delmarva Power & Light Co. Proj, 4.18%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,600,000	1,600,000
New Jersey EDA Thermal Energy Facs. RB, 3.94%, VRDN, (LOC: Bank One)	4,345,000	4,345,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R 637CE, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	7,000,000	7,000,000

		12,945,000

Total Investments (cost $201,199,355) 99.3%		201,199,355
Other Assets and Liabilities 0.7%		1,383,446

Net Assets 100.0%		$202,582,801

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of April 30, 2007:

New Jersey	82.1%
Puerto Rico	3.5%
California	2.6%
Tennessee	2.5%
Pennsylvania	1.7%
Delaware	0.8%
Louisiana	0.8%
Utah	0.8%
Indiana	0.7%
Massachusetts	0.5%
New Mexico	0.1%
Non-state specific	3.9%

100.0%

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 4.01%, VRDN, (LOC: KeyCorp)	$2,035,000	$2,035,000

EDUCATION 2.5%
New York Dorm. Auth. RB, Mount St. Mary’s College, 4.00%, VRDN, (SPA: Citizens Banking Corp.)	7,300,000	7,300,000

GENERAL OBLIGATION – LOCAL 7.1%
New York, NY GO:
PFOTER:
Ser. 601, 3.96%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,240,000	5,240,000
Ser. 603, 3.96%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,195,000	5,195,000
Ser. E4, 4.08%, VRDN, (Gtd. by State Street Corp.)	1,900,000	1,900,000
Ser. I:
3.98%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
4.08%, VRDN, (LOC: California Teachers’ Retirement Sys.)	600,000	600,000
4.08%, VRDN, (LOC: California Public Employees’ Retirement Sys.)	2,900,000	2,900,000

		20,835,000

HOSPITAL 9.1%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj., Ser. A, 3.94%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 4.01%, VRDN, (LOC: KeyCorp)	685,000	685,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.70%, VRDN, (LOC: M&T Bank Corp.)	4,425,000	4,425,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 3.92%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,330,000	3,330,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.96%, VRDN, (Insd. by MBIA & Morgan Stanley)	3,982,500	3,982,500
Ser. 1370, 3.96%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,400,000	2,400,000
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 4.01%, VRDN, (LOC: KeyCorp)	3,015,000	3,015,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Ctr. Proj., 3.95%, VRDN, (LOC: M&T Bank Corp.)	1,575,000	1,575,000
Guthrie Corning Dev. Facs. Proj., 3.95%, VRDN, (LOC: M&T Bank Corp.)	2,590,000	2,590,000

		27,002,500

HOUSING 17.7%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.63%, VRDN, (LOC: KeyCorp)	662,500	662,500
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	6,700,000	6,700,000
Goldman Sachs Pool Trust, 4.02%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	7,140,000	7,140,000
Kenmore, NY Hsg. Auth. MHRB PFOTER, 3.96%, VRDN, (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	1,600,000	1,600,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class C, 4.02%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,560,000	2,560,000
Class F:
4.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,237,000	5,237,000
4.17%, VRDN, (SPA: Lloyds TSB Group plc)	500,000	500,000
MMA Finl. MHRB, Ser. A, Class A, 4.06%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	577,074	577,074
New York, NY City Hsg. Dev. Corp. MHRB:
Connecticut Landing Ave. Apts. Proj., Ser. A, 3.95%, VRDN, (LOC: KeyCorp)	7,000,000	7,000,000
Louis Boulevard Apts. Proj., Ser. A, 3.95%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Newburgh, NY Indl. Dev. Agcy. MHRB, 4.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,125,000	3,125,000
Oakland, CA Redev. Agcy. MHRB, 4.01%, VRDN, (LOC: Lloyds TSB Group plc)	300,000	300,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 4.56%, VRDN, (LOC: LaSalle Bank Corp.)	3,135,000	3,135,000
Simi Valley, CA MHRB, 4.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,400,000	1,400,000

		52,136,574

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 7.9%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 4.13%, VRDN, (LOC: Citizens Banking Corp.)	$2,651,000	$2,651,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.50%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. A, 4.00%, VRDN, (LOC: Bank of New York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 4.02%, VRDN, (LOC: CitiBank, NA)	1,540,000	1,540,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 4.09%, VRDN, (Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Seneca Cnty., NY Indl. Dev. Agcy. Solid Waste Disposal RB, Ser. W, 4.02%, VRDN, (LOC: Bank of America Corp.)	4,995,000	4,995,000
Sparks, NV EDRB, Rix Inds. Proj., 4.12%, VRDN, (LOC: Wells Fargo & Co.)	1,615,000	1,615,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Zumtobel Staff Proj., Ser. A, 4.08%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 4.12%, VRDN, (LOC: Bank of America Corp.)	1,240,000	1,240,000

		23,416,000

MISCELLANEOUS REVENUE 5.1%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B, 4.75%, 05/15/2007, (Gtd. by Dow Chemical Co.)	2,600,000	2,621,195
Clarksville, TN Pub. Bldg. Auth. RB, 4.04%, VRDN, (LOC: Bank of America Corp.)	900,000	900,000
Clipper Tax-Exempt Cert. Trust, Ser. 2007-3, 3.96%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Hudson Yards Infrastructure Corp. of New York RB, 3.96%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
New York, NY Indl. Dev. Agcy. Civic RB, Casa Proj., 3.95%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%, 03/01/2008, (Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 4.23%, VRDN, (Gtd. by Dow Chemical Co.)	300,000	300,000

		14,921,195

SPECIAL TAX 7.7%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.98%, VRDN, (LOC: CitiBank, NA)	6,000,000	6,000,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 3.98%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	2,700,000	2,700,000
New York, NY TFA RB:
Class A, 3.96%, VRDN, (LOC: CitiBank, NA)	12,060,000	12,060,000
Ser. 2, 4.00%, VRDN, (Liq.: Dexia SA)	2,100,000	2,100,000

		22,860,000

TOBACCO REVENUE 10.8%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.97%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	13,635,000	13,635,000
New York Tobacco Trust RB, PFOTER, 3.97%, VRDN, (LOC: WestLB AG)	3,060,000	3,060,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.97%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER:
3.70%, 10/11/2007, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	6,700,000	6,700,000
3.96%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	1,400,000	1,400,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.97%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,230,000	5,230,000

		32,025,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 6.3%
Metropolitan Trans. Auth. of New York RB:
3.96%, VRDN, (SPA: FSA & Merrill Lynch & Co., Inc.)	$7,245,000	$7,245,000
Class A, 3.97%, VRDN, (LOC: CitiBank, NA)	4,000,000	4,000,000
Municipal Securities Trust Cert. RB, Ser. 7000, Class A, 3.92%, VRDN, (LOC: Bear Stearns Cos.)	4,995,000	4,995,000
New Jersey TTFA RB, Ser. 038, 3.98%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	1,400,000	1,400,000
New York Thruway Auth. RB, 3.99%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500

		18,682,500

UTILITY 5.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-15, 3.97%, VRDN, (Liq.: XL Capital Assurance & SPA: ABN AMRO Bank)	7,495,000	7,495,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.18%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,800,000	2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.80%, 07/01/2007, (Gtd. by Emerson Electric Co.)	4,990,000	4,990,000

		15,285,000

WATER & SEWER 19.2%
New York Env. Facs., Clean Water & Drinking ROC RB, 3.97%, VRDN, (Liq.: CitiBank, NA)	5,185,000	5,185,000
New York, NY Muni. Water Trust Cert. RB, Ser. 2007-132, 3.97%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
New York, NY Water Fin. Auth. Water & Sewer RB:
3.96%, VRDN, (Insd. by FSA & PB Capital Corp.)	7,730,000	7,730,000
3.96%, VRDN, (LOC: Bank of America Corp.)	10,315,000	10,315,000
3.96%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,300,000	2,300,000
3.97%, VRDN, (Liq.: CitiBank, NA)	16,280,000	16,280,000
3.98%, VRDN, (Liq.: CitiBank, NA)	9,900,000	9,900,000

		56,710,000

Total Investments (cost $293,208,769) 99.3%		293,208,769
Other Assets and Liabilities 0.7%		2,162,291

Net Assets 100.0%		$295,371,060

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Summary of Abbreviations continued
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of April 30, 2007:

New York	83.9%
California	2.9%
Minnesota	1.1%
New Mexico	1.1%
Indiana	1.0%
Nevada	0.9%
Washington	0.9%
Texas	0.7%
Tennessee	0.6%
Pennsylvania	0.5%
Puerto Rico	0.4%
Delaware	0.3%
New Jersey	0.3%
Lousiana	0.1%
Non-state specific	5.3%

100.0%

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 3.0%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 4.07%, VRDN, (Insd. by FGIC & SPA: Bank of America Corp.)	$2,000,000	$2,000,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 4.09%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,375,000	4,375,000

		6,375,000

CONTINUING CARE RETIREMENT COMMUNITY 3.0%
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.97%, VRDN, (LOC: Fulton Finl. Corp.)	5,005,000	5,005,000
South Central, Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 4.02%, VRDN, (LOC: Fulton Finl. Corp.)	1,460,000	1,460,000

		6,465,000

EDUCATION 10.0%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 3.97%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	6,600,000	6,600,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 4.01%, VRDN, (LOC: Natl City Corp.)	2,325,000	2,325,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.93%, VRDN, (LOC: Allied Irish Banks plc)	1,335,000	1,335,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Independent Colleges Assn., Ser. M3, 3.63%, 11/01/2007, (LOC: M&T Bank)	2,100,000	2,100,000
Ser. 1378, 3.98%, VRDN, (Insd. by Radian Group, Inc.)	1,400,000	1,400,000
Ser. 1412, 3.97%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	3,364,000	3,364,000
Pennsylvania Higher Edl. Facs. Auth. RRB, Independent Colleges Assn., Ser. I1, 3.63%, 11/01/2007, (LOC: Allied Irish Banks plc)	2,300,000	2,300,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.97%, VRDN, (Liq.: Morgan Stanley)	440,000	440,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.90%, VRDN, (Gtd. by Univ. of Pennsylvania)	1,300,000	1,300,000

		21,164,000

GENERAL OBLIGATION – LOCAL 7.9%
Bethlehem, PA Sch. Dist. GO, 3.95%, VRDN, (Insd. by FSA & SPA: Dexia Credit Local)	9,000,000	9,000,000
Central York, PA Sch. Dist. GO, Ser. A, 3.94%, VRDN, (Insd. by FSA & SPA: RBC Centura)	6,500,000	6,500,000
Erie Cnty., PA Convention Ctr. Auth. RB, 3.97%, VRDN, (Insd. by FGIC & SPA: Merrill Lynch & Co., Inc.)	1,195,000	1,195,000

		16,695,000

GENERAL OBLIGATION – STATE 3.1%
Pennsylvania GO MSTR, 3.96%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000
Pennsylvania GO MTC, Ser. 2000-110, Class A, 4.03%, VRDN, (Liq.: Bear Stearns Cos.)	5,220,000	5,220,000

		6,565,000

HOSPITAL 9.5%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 4.02%, VRDN, (LOC: Fulton Finl. Corp.)	1,950,000	1,950,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 3.98%, VRDN, (LOC: Lloyds TSB Group plc)	12,775,000	12,775,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Ser. 1731, 3.97%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,420,000	5,420,000

		20,145,000

HOUSING 5.1%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 4.17%, VRDN, (Liq.: American Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 4.12%, VRDN, (LOC: Fulton Finl. Corp.)	1,280,000	1,280,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
4.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,609,000	4,609,000
Class I, 4.02%, VRDN, (Liq.: Lloyds TSB Bank)	1,330,000	1,330,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	384,716	384,716
Simi Valley, CA MHRB:
4.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	195,000	195,000
4.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	300,000	300,000

		10,746,716

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 27.1%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.95%, VRDN, (LOC: JPMorgan Chase & Co.)	$1,000,000	$1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 4.12%, VRDN, (LOC: Fulton Finl. Corp.)	1,900,000	1,900,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 4.01%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 4.01%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.95%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 4.04%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 4.04%, VRDN, (LOC: PNC Finl. Svcs Group, Inc.)	1,970,000	1,970,000
East Hempfield, PA IDA RB, BGT Realty Proj., 4.07%, VRDN, (LOC: Fulton Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 4.17%, VRDN, (LOC: Mellon Bank)	2,915,000	2,915,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 4.03%, VRDN, (Insd. by Fifth Third Bank)	4,500,000	4,500,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 4.00%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
RIS Paper Co. Proj., 4.04%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.90%, VRDN, (LOC: M&T Bank Corp.)	575,000	575,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	750,000	750,000
Donald Bernstein Proj.:
Ser. 2000-H3, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Ser. C-5, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,100,000	2,100,000
EPT Associates Proj., Ser. B-5, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
First Street Partners Proj., Ser. H-4, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,100,000	1,100,000
Fitzpatrick Container Corp., Ser. A-1, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,600,000	2,600,000
Ganflec Corp. Proj., Ser. E, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Hamill Manufacturing Co. Proj., Ser. H-6, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Johnston Welding & Fabric, Ser. B-1, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Moosic Realty Partners, LP Proj., Ser. A-1, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-B1, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Ser. 2001-B2, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Ser. G-12, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Solid Waste Disposal, Ser. V, 4.02%, VRDN, (Liq.: Bank of America Corp.)	4,495,000	4,495,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 4.09%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 3.75%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,400,000	1,400,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 3.99%, VRDN, (LOC: Citizens Bank)	2,000,000	2,000,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 4.02%, 06/01/2007, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		57,445,000

LEASE 0.7%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 4.00%, VRDN, (LOC: Union Bank of California)	1,430,000	1,430,000

MISCELLANEOUS REVENUE 6.6%
Beaver Cnty., PA IDA RB Env. Impt., BASF Corp. Proj., 4.21%, VRDN, (Gtd. by BASF Corp.)	4,100,000	4,100,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 4.02%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 4.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	270,000	270,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 4.16%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$4,450,000	$4,450,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A, 3.94%, VRDN, (LOC: Allied Irish Banks plc)	1,085,000	1,085,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 4.23%, VRDN, (Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		14,005,000

PORT AUTHORITY 0.9%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 4.00%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 7.1%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 4.01%, VRDN, (LOC: Landesbank Hessen)	4,375,000	4,375,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj., 4.31%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		15,075,000

SPECIAL TAX 1.8%
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 3.98%, VRDN, (Insd.by FGIC & LOC: Citigroup, Inc.)	675,000	675,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.98%, VRDN, (Insd.by FGIC & Liq.: Goldman Sachs Group, Inc.)	3,118,000	3,118,000

		3,793,000

TOBACCO REVENUE 1.2%
Tobacco Settlement Fin. Corp. of New Jersey PFOTER RB, 3.97%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,600,000	2,600,000

UTILITY 4.7%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.18%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. – Barry Plant Proj., Ser. B, 4.16%, VRDN, (Gtd. by Alabama Power Co.)	800,000	800,000
Puerto Rico Elec. Power Auth. RB, ROC RR II R 637CE, 3.98%, VRDN, (Liq.: Citigroup, Inc.)	7,000,000	7,000,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 4.10%, VRDN, (LOC: Barclays plc)	200,000	200,000

		10,000,000

WATER & SEWER 7.8%
Philadelphia, PA Water & Wastewater Facs. RB, MTC, Ser. 1999-1, 4.02%, VRDN, (Insd. by AMBAC & LOC: Commerzbank AG)	15,495,000	15,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.97%, VRDN, (Liq.: Morgan Stanley)	995,000	995,000

		16,490,000

Total Investments (cost $210, 993,716) 99.5%		210,993,716
Other Assets and Liabilities 0.5%		984,886

Net Assets 100.0%		$211,978,602

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2007.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

The following table shows the percent of total investments by geographic location as of April 30, 2007:

Pennsylvania	84.4%
Puerto Rico	4.8%
California	2.2%
Illinois	2.1%
New Jersey	1.2%
Delaware	1.1%
Louisiana	0.7%
Alabama	0.4%
New Mexico	0.2%
Wyoming	0.1%
Non-state specific	2.8%

100.0%

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 100.4%
ABN AMRO, Inc., Avg. rate of 5.10%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,079,356 (1) *	$80,000,000	$80,000,000
Bank of America Corp., Avg. rate of 5.10%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,079,378 (2) *	80,000,000	80,000,000
Citigroup, Inc., Avg. rate of 5.17%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,080,378 (3) *	80,000,000	80,000,000
Credit Suisse First Boston Corp., Avg. rate of 5.10%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,079,356 (4) *	80,000,000	80,000,000
Deutsche Bank AG:
5.13%, dated 4/30/2007, maturing 5/01/2007; maturity value $125,017,813 (5)	125,000,000	125,000,000
Avg. rate of 5.11%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,079,511 (5) *	80,000,000	80,000,000
Avg. rate of 5.18%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,080,622 (5) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.10%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,079,400 (6) *	80,000,000	80,000,000
HSBC Holdings plc, Avg. rate of 5.11%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,079,467 (7) *	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 5.10%, dated 4/30/2007, maturing 5/07/2007; maturity value $80,079,311 (8) *	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 5.11%, dated 4/30/2007, maturing 5/01/2007; maturity value $80,011,356 (9)	80,000,000	80,000,000
Morgan Stanley:
5.10%, dated 4/30/2007, maturing 5/01/2007; maturity value $125,017,708 (10)	125,000,000	125,000,000
Avg. rate of 5.10%, dated 4/30/2007, maturing 5/07/2007; maturity value $110,109,083 (10) *	110,000,000	110,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.10%, dated 4/30/2007, maturing 5/07/2007; maturity value $180,178,500 (11) *	180,000,000	180,000,000
Societe Generale, 5.12%, dated 4/30/2007, maturing 5/01/2007; maturity value $71,650,579 (12)	71,640,390	71,640,390
UBS AG:
5.12%, dated 4/30/2007, maturing 5/01/2007; maturity value $120,017,067 (13)	120,000,000	120,000,000
5.20%, dated 4/30/2007, maturing 5/01/2007; maturity value $105,015,167 (14)	105,000,000	105,000,000

Total Investments (cost $1,636,640,390) 100.4%		1,636,640,390
Other Assets and Liabilities (0.4%)		(5,957,090)

Net Assets 100.0%		$1,630,683,300

^	Collateralized by:
(1)	$74,417,000 TIPS, 1.875%, 7/15/2013, value including accrued interest is $81,600,836.
(2)	$9,916,000 U.S. Treasury Bill, 0.00%, 9/06/2007, value is $9,744,354; $71,789,000 U.S. Treasury Notes, 4.00% to 5.125%, 12/31/2008 to 2/15/2014, value including accrued interest is $71,856,074.
(3)	$167,794,199 GNMA, 4.50% to 8.05%, 11/15/2032 to 10/15/2036, value including accrued interest is $81,600,000.
(4)	$82,100,000 TIPS, 0.00%, 4/15/2012, value is $81,603,291.
(5)

$249,431,201 GNMA, 5.50% to 6.50%, 4/15/2033 to 5/15/2036, value including accrued interest is $81,693,077; $552,841,000 U.S. Treasury STRIPS, 0.00%, 11/15/2026, value is $209,007,068. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(6)	$81,935,000 U.S. Treasury Note, 4.50%, 4/30/2012, value including accrued interest is $81,602,346.
(7)	$168,525,000 U.S. Treasury STRIPS, 0.00%, 11/15/2021, value is $81,601,493.
(8)	$82,089,000 U.S. Treasury Notes, 4.25% to 4.75%, 8/15/2013 to 5/15/2014, value including accrued interest is $81,604,144.
(9)	$81,600,000 U.S. Treasury Note, 4.50%, 9/30/2011, value including accrued interest is $81,604,776.
(10)

$244,979,000 U.S. Treasury Notes, 3.00% to 4.75%, 2/15/2009 to 2/28/2009, value including accrued interest is $239,700,752. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(11)

$500,000 U.S. Treasury Bill, 0.00%, 5/03/2007, value is $499,805; $13,984,000 U.S. Treasury Bonds, 4.50% to 8.125%, 8/15/2019 to 2/15/2037, value including accrued interest is $16,735,741; $156,862,000 U.S. Treasury Notes, 3.25% to 5.125%, 4/30/2008 to 2/15/2017, value including accrued interest is $157,397,406; $949,000 U.S. Treasury STRIPS, 0.00%, 2/15/2036, value is $237,554; $5,000,000 TIPS, 2.375%, 1/15/2017, value including accrued interest is $5,129,897.

(12)

$50,460,000 U.S. Treasury Notes, 4.375% to 4.875%, 1/31/2008 to 1/31/2009, value including accrued interest is $51,073,415; $21,616,000 TIPS, 0.875% to 2.375%, 4/15/2010 to 1/15/2027, value including accrued interest is $21,999,932.

(13)	$122,780,000 U.S. Treasury Note, 4.50%, 4/30/2009, value including accrued interest is $122,400,614.
(14)	$518,365,151 GNMA, 3.50% to 13.00%, 6/15/2007 to 4/15/2037, value including accrued interest is $107,101,153.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

1

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 41.8%
FFCB, FRN, 5.17%, 05/01/2007	$50,000,000	$50,000,000
FHLB:
5.18%, 05/01/2007	18,000,000	18,000,000
5.25%, 09/04/2007 – 11/01/2007	72,580,000	72,580,000
5.29%, 11/07/2007	7,845,000	7,843,965
5.375%, 02/28/2008	55,000,000	55,000,000
5.40%, 02/25/2008	25,000,000	25,000,000
FRN:
5.18%, 05/01/2007	38,800,000	38,800,000
5.24%, 05/01/2007	50,000,000	49,999,986
FHLMC, 5.25%, 12/26/2007	15,000,000	15,000,000
FNMA:
5.24%, 08/01/2007 ±	54,283,000	53,565,107
5.25%, 06/01/2007 ±	35,237,500	35,080,321
5.27%, 06/01/2007 ±	6,594,008	6,564,482
5.28%, 07/01/2007 ±	68,146,000	67,541,436

Total U.S. Government & Agency Obligations (cost $494,975,297)		494,975,297

REPURCHASE AGREEMENTS ^^ 62.8%
Barclays Capital, Inc., 5.21%, dated 04/30/2007, maturing 05/01/2007, maturity value $250,270,025 (1)	250,233,811	250,233,811
Deutsche Bank AG, 5.22%, dated 04/30/2007, maturing 05/01/2007, maturity value $245,035,525 (2)	245,000,000	245,000,000
UBS AG, 5.20%, dated 4/30/2007, maturing 5/01/2007, maturity value $250,036,111 (3)	250,000,000	250,000,000

Total Repurchase Agreements (cost $745,233,811)		745,233,811

Total Investments (cost $1,240,209,108) 104.6%		1,240,209,108
Other Assets and Liabilities (4.6%)		(54,107,104)

Net Assets 100.0%		$1,186,102,004

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities
TVA	Tennessee Valley Authority

±	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)

$83,744,000 FHLMC, 2.875%, 5/15/2007, value including accrued interest is $84,768,782; $158,018,000 FHLB, 0.00% to 4.75%, 5/11/2007 to 3/14/2008, value including accrued interest is $158,050,931; $6,441,000 FNMA, 6.25%, 5/15/2029, value including accrued interest is $7,414,530.

(2)

$56,292,000 FNMA, 5.00% to 5.55%, 9/15/2008 to 2/16/2017, value including accrued interest is $56,639,075; $171,590,000 FHLB, 0.00% to 5.375%, 5/11/2007 to 12/24/2010, value including accrued interest is $171,739,190; $19,260,000 TVA, 6.25%, 12/15/2017, value including accrued interest is $21,525,506.

(3)	$492,585,000 U.S. Treasury STRIPS, 0.00%, 7/1/2033 to 1/1/2036, value is $255,001,123.

On April 30, 2007, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust
By:
Dennis H. Ferro, Principal Executive Officer
Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer
Date:

By:
Jeremy DePalma Principal Financial Officer
Date:

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Jeremy DePalma, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Money Market Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:
Jeremy DePalma Principal Financial Officer Evergreen Money Market Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Money Market Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:
Dennis H. Ferro Principal Executive Officer Evergreen Money Market Trust